Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 5,328,489	$ 5,019,299
Unallocated:
Cash and cash equivalents	139,854	244,241	$ 161,008	$ 126,146
Advances to affiliates	5,163	7,300
Operating Segments | Liquefied Gas Segment
Segment Reporting Information [Line Items]
Total assets	5,081,219	4,624,321
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Total assets	67,244	112,844
Unallocated
Unallocated:
Cash and cash equivalents	139,854	244,241
Accounts receivable and prepaid expenses	35,009	30,593
Advances to affiliates	$ 5,163	$ 7,300